N-4	Oct. 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Index Linked Variable Income Benefit [Member]
Prospectus:
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.45%